Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Year Ended December 31
	2011	2010	2009
Dividend yield	0.75%	0.17%	4.16%
Expected stock price volatility	34.87	56.09	83.17
Risk-free interest rate (weighted average)	2.48	2.80	1.94
Expected life of options	6 years	6 years	6 years

Summary of Stock Option and Restricted Stock Activity

	Stock Options			Restricted Stock			Restricted Stock Units
(Dollars in millions, except per share data)	Shares	Price Range	Weighted Average Exercise Price	Shares	Deferred Compensation Grant Price	Weighted Average Grant Price	Shares	Price Range	Weighted Average Grant Price
Balance, January 1, 2009	15,641,872	$17.06-$150.45	$65.29	3,803,412	$113	$64.61	—	$—	$—
Granted	3,803,796	9.06	9.06	2,565,648	28	10.40	66,420	26.96	26.96
Exercised/vested	—	—	—	(1,255,092)	—	64.79	—	—	—
Cancelled/expired/forfeited	(1,784,452)	9.06 - 149.81	65.39	(343,796)	(16)	46.59	—	—	—
Amortization of restricted stock compensation	—	—	—	—	(66)	—	—	—	—
Balance, December 31, 2009	17,661,216	9.06 - 150.45	53.17	4,770,172	59	37.02	66,420	26.96	26.96
Granted	1,192,974	22.69 - 27.79	23.64	1,355,075	33	24.01	—	—	—
Exercised/vested	—	—	—	(1,266,267)	—	67.27	—	—	—
Cancelled/expired/forfeited	(1,711,690)	9.06 - 140.14	52.62	(238,171)	(7)	29.22	(1,230)	26.96	26.96
Amortization of restricted stock compensation	—	—	—	—	(42)	—	—	—	—
Balance, December 31, 2010	17,142,500	9.06 - 150.45	51.17	4,620,809	43	25.32	65,190	26.96	26.96
Granted	813,265	19.98 - 32.27	29.70	1,400,305	44	31.27	344,590	27.50 - 42.10	37.57
Exercised/vested	(20,000)	9.06	9.06	(1,085,252)	—	50.37	—	—	—
Cancelled/expired/forfeited	(2,066,348)	9.06 - 140.40	63.40	(313,695)	(7)	22.07	(4,305)	26.96	26.96
Amortization of restricted stock compensation	—	—	—	—	(32)	—	—	—	—
Balance, December 31, 2011	15,869,417	$9.06-$150.45	$48.53	4,622,167	$48	$21.46	405,475	$26.96-$42.10	$35.98
Exercisable, December 31, 2011	10,294,719		$66.20
Available for Additional Grant, December 31, 2011[1]	20,355,430
[1] Includes 13,759,670 shares available to be issued as restricted stock.

Stock Options by Ranges of Exercise Price

(Dollars in millions, except per share data)
	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding as of December 31, 2011	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Total Aggregate Intrinsic Value	Number Exercisable as of December 31, 2011	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Total Aggregate Intrinsic Value
$9.06 to 49.46	6,109,094	$17.47	6.98	$31	534,396	$33.95	1.54	$2
$49.47 to 64.57	2,559,551	54.73	1.10	—	2,559,551	54.73	1.10	—
$64.58 to 150.45	7,200,772	72.67	3.10	—	7,200,772	72.67	3.10	—
	15,869,417	$48.53	4.27	$31	10,294,719	$66.20	2.52	$2

Stock-Based Compensation Expense Recognized in Noninterest Expense

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Stock-based compensation expense:
Stock options	$15	$14	$12
Restricted stock	32	42	66
Restricted stock units	10	—	—
Total stock-based compensation expense	$57	$56	$78

Change in Benefit Obligations

	Year Ended December 31
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Benefit obligation, beginning of year	$2,261	$2,008	$189	$179
Service cost	62	69	—	—
Interest cost	128	129	9	10
Plan participants’ contributions	—	—	22	20
Actuarial loss/(gain)	415	209	(17)	7
Benefits paid	(109)	(95)	(33)	(30)
Less federal Medicare drug subsidy	—	—	3	3
Plan amendments	—	(59)	—	—
Curtailments	(96)	—	—	—
Benefit obligation, end of year	$2,661	$2,261	$173	$189

Weighted Average Assumptions Used to Determine Benefit Obligations

	Pension Benefits			Other Post- retirement Benefits
(Weighted average assumptions used to determine benefit obligations, end of year)	2011	2010		2011	2010
Discount rate	4.63%	5.67%		4.10%	5.10%
Rate of compensation increase	N/A	4.00	[1]	N/A	N/A
1At year-end 2010, all salaries were expected to increase by 3% for 2011, 3.5% for 2012, and 4% for 2013 and beyond

Change in Plan Assets

	Year Ended December 31
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Fair value of plan assets, beginning of year	$2,522	$2,334	$165	$161
Actual return on plan assets	129	276	7	13
Employer contributions	8	7	—	1
Plan participants’ contributions	—	—	22	20
Benefits paid	(109)	(95)	(33)	(30)
Fair value of plan assets, end of year	$2,550	$2,522	$161	$165

Plan Assets Related to Pension Benefits by Level within the Fair Value Hierarchy

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2011	Fair Value Measurements as of December 31, 2011 using [1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$45	$45	$—	$—
Mutual funds:
International diversified funds	351	351	—	—
Large cap funds	426	426	—	—
Small and mid cap funds	214	214	—	—
Equity securities:
Consumer	107	107	—	—
Energy and utilities	48	48	—	—
Financials	21	21	—	—
Healthcare	58	58	—	—
Industrials	62	62	—	—
Information technology	136	136	—	—
Materials	17	17	—	—
Exchange traded funds	116	116	—	—
Fixed income securities:
U.S. Treasuries	435	435	—	—
Corporate - investment grade	398	—	398	—
Foreign bonds	103	—	103	—
	$2,537	$2,036	$501	$—
[1]Schedule does not include accrued income amounting to less than 0.5% of total plan assets.

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2010	Fair Value Measurements as of December 31, 2010 using [1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$36	$36	$—	$—
Mutual funds:
International diversified funds	376	376	—	—
Large cap funds	292	292	—	—
Small and mid cap funds	248	248	—	—
Equity securities:
Consumer	108	108	—	—
Energy and utilities	56	56	—	—
Financials	35	35	—	—
Healthcare	42	42	—	—
Industrials	69	69	—	—
Information technology	130	130	—	—
Materials	21	21	—	—
Exchange traded funds	128	128	—	—
Fixed income securities:
U.S. Treasuries	329	329	—	—
Corporate - investment grade	519	—	519	—
Foreign bonds	118	—	118	—
	$2,507	$1,870	$637	$—
[1]Schedule does not include accrued income amounting to less than 0.6% of total plan assets.

Summary of Changes in the Fair Value of Level 3 Plan Assets

(Dollars in millions)	Fixed Income Securities - Corporate Investment Grade	Fixed Income Securities - Corporate Non-investment	Fixed Income Securities - Foreign Bonds
Balance as of January 1, 2010	$82	$26	$38
Purchases/(sales)	(1)	(26)	(18)
Realized gain	6	4	4
Unrealized loss	(2)	(4)	(2)
Transfers out of level 3	(85)	—	(22)
Balance as of December 31, 2010	$—	$—	$—

Plan Assets Related to Other Postretirement Benefits by Level within the Fair Value Hierarchy
d 2010:

(Dollars in millions)		Fair Value Measurements as of December 31, 2011 [1]
	Assets Measured at Fair Value as of December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds:
Large cap fund	$37	$37	$—	$—
Investment grade tax-exempt bond	25	25	—	—
International fund	6	6	—	—
Common and collective funds:
SunTrust Reserve Fund	1	—	1	—
SunTrust Equity Fund	37	—	37	—
SunTrust Georgia Tax-Free Fund	26	—	26	—
SunTrust National Tax-Free Fund	17	—	17	—
SunTrust Aggregate Fixed Income Fund	7	—	7	—
SunTrust Short-Term Bond Fund	5	—	5	—
	$161	$68	$93	$—
[1] Schedule does not include accrued income.

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2010	Fair Value Measurements as of December 31, 2010[1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds:
Large cap fund	$39	$39	$—	$—
Investment grade tax-exempt bond	24	24	—	—
International fund	7	7	—	—
Common and collective funds:
SunTrust Reserve Fund	2	—	2	—
SunTrust Equity Fund	38	—	38	—
SunTrust Georgia Tax-Free Fund	26	—	26	—
SunTrust National Tax-Free Fund	17	—	17	—
SunTrust Aggregate Fixed Income Fund	7	—	7	—
SunTrust Short-Term Bond Fund	5	—	5	—
	$165	$70	$95	$—
[1] Schedule does not include accrued income.

Asset Allocation for the Pension Plans and the Target Allocation, by Asset Category

	Target Allocation[1]	Percentage of Plan Assets at December 31[2]
Asset Category	2012	2011	2010
Equity securities	50-75%	61%	60%
Debt securities	25-50	37	39
Cash equivalents	0-5	2	1
Total		100%	100%

[1]	SunTrust Pension Plan only.

[2]	SunTrust and NCF Pension Plans.

Asset Allocation for the Other Postretirement Benefit Plans and the Target Allocation, by Asset Category

	Target Allocation	Percentage of Plan Assets as of December 31
Asset Category	2012	2011	2010
Equity securities	35-50%	50%	51%
Debt securities	50-65	50	48
Cash equivalents		—	1
Total		100%	100%

Funded Status of Plans

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Fair value of plan assets	$2,550	$2,522	$161	$165
Benefit obligations [1]	(2,661)	(2,261)	(173)	(189)
Funded status	($111)	$261	($12)	($24)
[1]Includes $107 million of benefit obligations for the unfunded nonqualified supplemental pension plans.

Amounts Recognized in Accumulated Other Comprehensive Income

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Net actuarial loss	$1,108	$770	$17	$34
Prior service credit	—	(105)	—	—
Total AOCI, pre-tax	$1,108	$665	$17	$34

Pension Benefits with a Projected Benefit Obligation, in Excess of Plan Assets

(Dollars in millions)	2011	2010
Projected benefit obligation	$2,530	$105
Accumulated benefit obligation	2,530	101

Expected Cash Flows for the Pension Benefit and Other Postretirement Benefit Plans

(Dollars in millions)	Pension Benefits[1,2]	Other Postretirement Benefits (excluding Medicare Subsidy) [3]	Value to Company of Expected Medicare Subsidy
Employer Contributions
2012 (expected) to plan trusts	$—	$—	$—
2012 (expected) to plan participants	28	—	(3)
Expected Benefit Payments
2012	182	16	(3)
2013	159	16	(1)
2014	158	16	(1)
2015	156	15	(1)
2016	154	14	(1)
2017-2021	774	60	(6)

[1]
At this time, SunTrust anticipates contributions to the Retirement Plan will be permitted (but not required) during 2012 based on the funded status of the Plan and contribution limitations under the ERISA.

[2]	The expected benefit payments for the SERP will be paid directly from SunTrust corporate assets.

[3]
The 2012 expected contribution for the Other Postretirement Benefits Plans represents the Medicare Part D subsidy only. Note that expected benefits under Other Postretirement Benefits Plans are shown net of participant contribu

Schedule of Net Benefit Costs [Table Text Block]

	Year Ended December 31
	Pension Benefits					Other Postretirement Benefits
(Dollars in millions)	2011		2010	2009		2011		2010		2009
Service cost	$62		$69	$64		$—		$—		$—
Interest cost	128		129	120		9		10		12
Expected return on plan assets	(188)		(183)	(149)		(7)		(7)		(7)
Amortization of prior service credit	(16)		(11)	(11)		—		(1)		(2)
Recognized net actuarial loss	39		62	112		1		1		19
Curtailment gain	(88)		—	—		—		—		—
Other	—		—	5		—		—		—
Net periodic (benefit)/cost	($63)		$66	$141		$3		$3		$22
Weighted average assumptions used to determine net cost
Discount rate[1]	5.59%	[3]	6.32%	6.58%	[1]	5.10%		5.70%		5.95%
Expected return on plan assets	7.72	[4]	8.00	8.00		4.39	[2]	4.39	[2]	5.30	[2]
Rate of compensation increase	4.00		4.00	4.00/4.50		N/A		N/A		N/A

[1]
Interim remeasurement was required on April 30, 2009 for the SunTrust Pension Plan due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on the economic environment on that date.

[2]	The weighted average shown for the Other Postretirement Benefit plan is determined on an after-tax basis.

[3]	Interim remeasurement was required on November 14, 2011 due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on economic conditions on that date.

[4]	As part of the interim remeasurement on November 14, 2011, the expected return on plan assets was reduced from 7.75% to 7.25% for the SunTrust Pension Plan and the NCF Retirement Plan.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

(Dollars in millions)	Pension Benefits	Other Postretirement Benefits
Current year actuarial loss/(gain)	$473	($16)
Recognition of actuarial loss	(39)	(1)
Amortization of prior service credit	105	—
Curtailment effects	(96)	—
Total recognized in OCI, pre-tax	$443	($17)
Total recognized in net periodic benefit cost and OCI, pre-tax	$380	($14)

Effect of a One-Percent Change in Assumed Healthcare Cost Trend Rates

(Dollars in millions)	1% Increase	1% Decrease
Effect on Other Postretirement Benefit obligation	$11	$10
Effect on total service and interest cost	1	1